Inventories - Summary of Inventories, Net of Obsolescence Reserve (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 2,980	$ 2,932
Retail inventories and finished goods	62,813	62,962
Total inventory	$ 65,793	$ 65,894	[1]

[1]	Retrospectively revised (see note 18)